Advances for units under construction and related costs (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Balance at beginning of year	$ 394,852
Impairment loss (advances and related costs for drilling unit under construction)	(3,776,338)	$ (414,986)	$ 0
Balance at end of year	545,469	394,852
Advances for drilling units under construction
Property, Plant and Equipment [Line Items]
Balance at beginning of year	394,852	622,507
Advances for drilling units under construction and related costs	242,988	500,031
Drilling units delivered	0	(727,686)
Impairment loss (advances and related costs for drilling unit under construction)	(92,371)	0
Balance at end of year	$ 545,469	$ 394,852	$ 622,507